9. INVESTMENTS	12 Months Ended
Dec. 31, 2017
Investments Abstract
INVESTMENTS

The investments balance consists of:

	At December 31	At December 31
(in thousands)	2017	2016

Investments:
Equity instruments-fair value through profit and loss	$5,846	$3,745
Equity instruments-available for sale	20	15
Debt instruments-fair value through profit and loss	30,136	-
	$36,002	$3,760

Investments-by duration
Current	$30,136	$-
Long-term	5,866	3,760
	$36,002	$3,760

The investments continuity summary is as follows:

(in thousands)	2017	2016

Balance-January 1	$3,760	$7,778
Purchases
Equity instruments	149	215
Debt instruments	29,740	-
Sales
Equity instruments	-	(760)
Debt instruments	(1,967)	(7,763)
Acquisition, divestitures
Receipts from option agreement	-	1,242
Receipts from African Mining Division divestiture	-	1,162
Fair value changes through profit and loss	1,891	1,473
Fair value changes through OCI	4	3
Foreign exchange	2,425	410
Balance-December 31	$36,002	$3,760

Equity instruments consist of investments in publicly-traded companies. The debt instruments at December 31, 2017 consists of a 5 year redeemable guaranteed investment certificate (“GIC”) with guaranteed early redemption rates of interest ranging between 0.25% and 1.60% per annum.

Investment purchases, sales, impairments and other movements

During 2017, the Company purchased debt instruments, consisting of GIC’s, at a cost of $29,740,000 and it purchased additional equity instruments in Skyharbour Resources Ltd (“Skyharbour”) at a cost of $149,000. During 2016, the Company received GoviEx Consideration Warrants valued at $1,162,000 in connection with the sale of the Africa Mining Division (see note 5) and received shares of Skyharbour valued at $1,242,000 pursuant to an option agreement involving Denison’s Moore Lake property (see note 12). The Company purchased GoviEx Concurrent Warrants at a cost of $215,000 during 2016 (see note 5).

During 2017, the Company sold debt instruments of $1,967,000. During 2016, the Company sold debt instruments of $7,763,000 and sold equity instruments for $760,000.